Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Effective Income Tax Rate [Abstract]
Income before income taxes	$ 788,855	$ 1,014,343	$ 1,405,704	$ 95,677
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 134,105	$ 172,438	$ 238,970	$ 16,265
Non-deductible expenses	16,485	21,197	16,301	21,668
Income not subject to tax	(872)	(1,121)		(13,478)
Utilization of deferred tax assets not recognized	(90,540)	(116,420)	(148,512)	(3,290)
Under-provision of income tax in prior years	1,253	1,611		(312)
Reversal of temporary differences	(13,674)	(17,583)		(8,613)
CIT rebate cash grant				(6,000)
Tax exemption and rebate	(44,203)	(56,838)	(84,118)	(14,173)
Deferred tax assets not recognized				22,277
Others	2,391	3,074	15,995	(22,349)
Income tax expense	$ 4,945	$ 6,358	$ 38,636	$ (8,005)